Long-Term Debt - Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Long Term Debt [Line Items]
1 Year	$ 24,152
2 Years	24,152
3 Years	24,152
4 Years	2,282,286
5 Years	95,000
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
1 Year	19,443
2 Years	19,443
3 Years	19,443
4 Years	1,837,326
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
1 Year	4,709
2 Years	4,709
3 Years	4,709
4 Years	444,960
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
5 Years	$ 95,000